STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Operating activities
Net loss	$ (17,730,000)	$ (14,448,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	130,000	141,000
Lease incentive	(25,000)	(25,000)
Stock-based compensation expense	1,217,000	16,000
Non cash interest expense	6,000	6,000
Accrual of back end fees related to note payable		(12,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(338,000)	(139,000)
Refundable PDUFA fee	2,335,000
Accounts payable	962,000	1,563,000
Accrued expenses	815,000	2,518,000
Net cash used in operating activities	(12,628,000)	(10,380,000)
Investing activities
Purchases of property and equipment	(175,000)
Net cash used in investing activities	(175,000)
Financing activities
(Repayment of) borrowing from term note	(619,000)	7,044,000
Repayment of lease note payable	(44,000)	(46,000)
Restricted cash	(16,000)
Proceeds from the exercise of stock options	472,000	9,000
Net cash provided by financing activities	116,629,000	7,007,000
Net increase (decrease) in cash and cash equivalents	103,826,000	(3,373,000)
Cash and cash equivalents at beginning of period	1,634,000	7,551,000
Cash and cash equivalents at end of period	105,460,000	4,178,000
Supplemental disclosure of noncash activities
Accruals of dividends and accretion to redemption value	24,572,000	2,469,000
Conversion of bridge note to preferred stock	5,000,000
Cash paid for interest	260,000	46,000
Cash paid for taxes	4,000
Repayment of term note with proceeds of notes payable		$ 944,000
Common stock
Financing activities
Proceeds from issuance of stock, net of issuance costs	72,029,000
Series D convertible redeemable preferred stock
Financing activities
Proceeds from issuance of stock, net of issuance costs	44,807,000
Supplemental disclosure of noncash activities
Accruals of dividends and accretion to redemption value	24,572,000
Conversion of redeemable convertible preferred stock into common stock | Redeemable Convertible Preferred Stock
Supplemental disclosure of noncash activities
Preferred stock conversion to common stock	$ 120,302,000